Short-term Investments	12 Months Ended
Dec. 31, 2025
Short-term Investments
Short-term Investments
4.	Short-term Investments

Classification of short-term investments as of December 31, 2024 and 2025 were shown as below:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	210,368,027	220,422,862	31,520,049
Equity securities	44,479,404	66,033,596	9,442,679
Available-for-sale debt securities	6,319,014	19,599,692	2,802,719
Other debt investments	12,625,411	7,351,532	1,051,255
	273,791,856	313,407,682	44,816,702

The gross unrecognized holding gains or losses on the time deposits and held-to-maturity debt securities were nil as of December 31, 2024 and 2025.

The costs of equity securities were RMB35,737,847 and RMB47,244,735 (US$6,755,908), with net unrealized gains of RMB8,741,557 and RMB18,788,861 (US$2,686,771) as of December 31, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, interest income related to time deposits and held-to-maturity debt securities were RMB5,750,934, RMB7,314,780 and RMB7,913,608 (US$1,131,631), respectively.

As of December 31, 2024 and 2025, available-for-sale debt securities include government bonds purchased from financial institutions with maturities within one year. The following table summarizes the details of available-for-sale debt securities:

As of December 31, 2024
Fair Value
		Gross	Gross	(Net
	Amortized	Unrealized	Unrealized	Carrying
	Cost	Gains	Losses	Amount)
	RMB	RMB	RMB	RMB
Due in 1 year	6,289,405	29,613	(4)	6,319,014

As of December 31, 2025
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$
Due in 1 year	19,544,915	55,198	(421)	19,599,692	2,802,719

Other debt investments mainly include loan investments, as of December 31, 2024 and 2025, the carrying amounts for the loan investments, net of allowance for credit losses, were RMB12,119,285 and RMB6,856,643 (US$980,487).

The Group enters into lending agreements with certain financial institutions, under which it lends certain held-to-maturity debt securities to the counterparty. As of December 31, 2024 and 2025, the carrying amount of the securities lent was nil and RMB14,649,111 (US$2,094,795), respectively, with collateral received amounted nil and RMB155,635 (US$22,256), respectively.